CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	850,000,000	500,000,000
Common Stock, Shares Issued	465,618,093	465,618,093	395,095,780
Common Stock, Shares Outstanding	465,618,093	465,618,093	395,095,780
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Series C Preferred Stock Member
Preferred Stock, Par Value Per Share	$ 0.001	$ 100	$ 100
Preferred Stock, Shares Authorized	50,000	50,000	50,000
Preferred Stock, Shares Issued	50,000	50,000	0
Preferred Stock, Shares Outstanding	50,000	50,000	0
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000	100,000	100,000
Preferred Stock, Shares Issued	2,023	12,017	0
Preferred Stock, Shares Outstanding	2,023	12,017	0
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	15,500	15,500	15,500
Preferred Stock, Shares Issued	15,500	15,500	15,500
Preferred Stock, Shares Outstanding	15,500	15,500	15,500